CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 231,075	$ 228,840
Short-term investments	5,676	5,367
Trade receivables, net of allowances for credit losses of $21,460 and $18,001, respectively	627,778	610,384
Grower advance receivables, net of allowances for credit losses of $17,018 and $15,817, respectively	112,517	106,864
Other receivables, net of allowances for credit losses of $13,869 and $14,538, respectively	142,167	132,947
Inventories, net of allowances of $3,322 and $4,186, respectively	352,052	394,150
Prepaid expenses	53,656	48,995
Other current assets	33,495	15,034
Fresh Vegetables current assets held for sale	390,697	62,252
Other assets held for sale	10,488	645
Total current assets	1,959,601	1,605,478
Long-term investments	16,572	16,498
Investments in unconsolidated affiliates	125,828	124,234
Actively marketed property	29,393	31,007
Property, plant and equipment, net of accumulated depreciation of $401,416 and $375,721, respectively	1,100,599	1,116,124
Operating lease right-of-use assets	322,461	293,658
Goodwill	502,309	497,453
DOLE brand	306,280	306,280
Other intangible assets, net of accumulated amortization of $127,373 and $120,315, respectively	46,226	50,990
Fresh Vegetables non-current assets held for sale	0	343,828
Other assets	139,580	142,180
Deferred tax assets, net	69,640	64,112
Total assets	4,618,489	4,591,842
LIABILITIES AND EQUITY
Accounts payable	650,967	640,620
Income taxes payable	30,041	11,558
Accrued liabilities	329,608	381,688
Bank overdrafts	20,285	8,623
Current portion of long-term debt, net	268,203	97,435
Current maturities of operating leases	61,458	57,372
Payroll and other tax	30,329	27,187
Contingent consideration	644	1,791
Pension and other postretirement benefits	16,456	17,287
Fresh Vegetables current liabilities held for sale	302,129	199,255
Dividends payable and other current liabilities	32,198	17,698
Total current liabilities	1,742,318	1,460,514
Long-term debt, net	930,421	1,127,321
Operating leases, less current maturities	269,274	246,723
Deferred tax liabilities, net	119,148	118,403
Income taxes payable, less current portion	16,921	30,458
Contingent consideration, less current portion	6,254	5,022
Pension and other postretirement benefits, less current portion	119,663	124,646
Fresh Vegetables non-current liabilities held for sale	0	116,380
Other long-term liabilities	43,871	43,390
Total liabilities	3,247,870	3,272,857
Commitments and contingent liabilities (See Note 16)
Redeemable noncontrolling interests	34,391	32,311
Stockholders’ equity:
Common stock — $0.01 par value; 300,000 shares authorized and 94,929 and 94,899 shares outstanding as of June 30, 2023 and December 31, 2022	949	949
Additional paid-in capital	795,059	795,063
Retained earnings	510,306	469,249
Accumulated other comprehensive loss	(97,613)	(104,133)
Total equity attributable to Dole plc	1,208,701	1,161,128
Equity attributable to noncontrolling interests	127,527	125,546
Total equity	1,336,228	1,286,674
Total liabilities, redeemable noncontrolling interests and equity	$ 4,618,489	$ 4,591,842